Off-balance sheet assets received (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Fair value of assets received that can be sold or repledged	$ 497,828	$ 500,689
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions	483,426	487,904
received in unsecured borrowings	14,402	12,785
Thereof sold or repledged	367,440	367,258
in connection with financing activities	319,176	315,603
to satisfy commitments under short sale transactions	31,688	33,595
in connection with derivative and other transactions	16,575	18,059
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	12,700	18,900
UBS AG
Entity [Table]
Fair value of assets received that can be sold or repledged	497,828	500,689
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions	483,426	487,904
received in unsecured borrowings	14,402	12,785
Thereof sold or repledged	367,440	367,258
in connection with financing activities	319,176	315,603
to satisfy commitments under short sale transactions	31,688	33,595
in connection with derivative and other transactions	16,575	18,059
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	$ 12,700	$ 18,900